MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Useful Life of Property, Plant and Equipment (Details) - Top of range	12 Months Ended
Dec. 31, 2024
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	50 years
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	40 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	25 years
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	35 years